Derivatives and Foreign Exchange Risk Management , Credit Risk and Other Disclosures (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					3 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Apr. 25, 2014 Portugal, Italy, Greece and Spain	Apr. 26, 2013 Portugal, Italy, Greece and Spain	Apr. 25, 2014 SPAIN	Jul. 27, 2012 SPAIN	Apr. 25, 2014 GREECE	Apr. 26, 2013 GREECE	Apr. 25, 2014 Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Foreign Currency Exchange Rate Contracts
General Discussion of Derivatives
Derivative, Notional Amount										$ 8,051	$ 6,812
Net currency exchange rate gains/(losses)	(1)	25	(183)
Derivative Assets and Liabilities, Net, Collateral, Obligation to Return Cash	0	30
Concentrations of Credit Risk
Accounts receivable net of allowance				628	770
Proceeds from customers						106	212
Deferred Revenue								$ 15	$ 21